Operating Expenses - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expense [line items]
Research and efficacy costs	£ 14	£ 14	£ 23
Restructuring costs	90	79	329
Penguin Random House [member]
Operating expense [line items]
Service fee income	3	3	4
Restructuring costs	£ 12	£ 0	£ 9